FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Calendar Year Ended:   December 31, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin    2/2/09
-----------------------   --------------------   --------
     (Signature)             (City, State)        (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          98

Form 13F Information Table Value Total:   $ 113,888
                                         (thousands)

List of Other Included Managers:               None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                               December 31, 2008

                                                                                                  Voting Authority
                                                                                                ----------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of Class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs   Sole    Shared  None
-----------------------        -------------- --------- -------- ------- --- ---- ------- ----- -------  ------ ------
3M CO.                         COM            88579Y101      899  15,619 SH       Sole            15,619
ABB LTD.                       SPONSORED ADR  000375204    2,902 193,361 SH       Sole           153,391        39,970
ABBOTT LABS                    COM            002824100    2,061  38,618 SH       Sole            38,448           170
AMPHENOL CORP NEW              CL A           032095101    1,274  53,127 SH       Sole            38,327        14,800
ANGLO AMERN PLC                ADR NEW        03485P201      193  16,600 SH       Sole             6,400        10,200
AON CORP.                      COM            037389103    1,355  29,665 SH       Sole            24,675         4,990
APPLE COMPUTER INC.            COM            037833100    2,154  25,235 SH       Sole            19,915         5,320
ARCADIA RES INC.               COM            039209101        4  11,000 SH       Sole            11,000
AT&T INC.                      COM            00206R102      441  15,464 SH       Sole            15,371            93
BANCO SANTANDER CHILE          SP ADR REP COM 05965X109      621  17,730 SH       Sole            16,480         1,250
BAXTER INTL INC.               COM            071813109    2,482  46,308 SH       Sole            35,983        10,325
BECTON DICKINSON & CO.         COM            075887109      388   5,670 SH       Sole             5,485           185
BERKSHIRE HATHAWAY INC.        CL A           084670108    1,546      16 SH       Sole                16
BERKSHIRE HATHAWAY INC.        CL B           084670207    2,285     711 SH       Sole               711
BHP BILLITON LTD.              SPONSORED ADR  088606108    2,590  60,368 SH       Sole            46,168        14,200
BP PLC                         SPONSORED ADR  055622104      999  21,374 SH       Sole            21,374
BRIGGS & STRATTON CORP.        COM            109043109      245  13,900 SH       Sole            13,900
BRISTOL MYERS SQUIBB           COM            110122108      303  13,026 SH       Sole            13,026
BURLINGTON NRTHN SANTA         COM            12189T104    1,046  13,812 SH       Sole            13,587           225
CAMERON INTL CORP.             COM            13342B105    1,685  82,181 SH       Sole            61,471        20,710
CAMPBELL SOUP CO.              COM            134429109      330  11,000 SH       Sole            11,000
CHEVRON CORP NEW               COM            166764100    1,898  25,665 SH       Sole            21,690         3,975
CHINA LIFE INS CO LTD.         SPON ADR REP H 16939P106    1,808  38,976 SH       Sole            33,866         5,110
CHINA MOBILE HONG KONG         SPONSORED ADR  16941M109      766  15,055 SH       Sole            12,095         2,960
CISCO SYS INC.                 COM            17275R102      235  14,447 SH       Sole            13,747           700
CNOOC LTD.                     SPONSORED ADR  126132109    2,453  25,757 SH       Sole            19,042         6,715
COACH INC.                     COM            189754104      633  30,470 SH       Sole            30,470
COCA COLA CO.                  COM            191216100      404   8,914 SH       Sole             8,669           245
COLGATE PALMOLIVE CO.          COM            194162103    1,420  20,725 SH       Sole            15,450         5,275
COMPANHIA VALE DO RIO          SPONSORED ADR  204412209      341  28,179 SH       Sole            26,939         1,240
CONOCOPHILLIPS                 COM            20825C104      360   6,959 SH       Sole             6,959
DANAHER CORP DEL               COM            235851102    1,868  32,996 SH       Sole            23,251         9,745
DENTSPLY INTL INC NEW          COM            249030107      986  34,906 SH       Sole            26,841         8,065
DEVON ENERGY CORP NEW          COM            25179M103      482   7,334 SH       Sole             7,054           280
DOMINION RES VA NEW            COM            25746U109      677  18,884 SH       Sole            18,884
DOW CHEM CO.                   COM            260543103      421  27,869 SH       Sole            27,869
DU PONT E I DE NEMOURS         COM            263534109      448  17,700 SH       Sole            17,700
EMCOR GROUP INC.               COM            29084Q100      202   8,985 SH       Sole             8,915            70
EMERSON ELEC CO.               COM            291011104    2,428  66,319 SH       Sole            52,569        13,750
EXXON MOBIL CORP.              COM            30231G102    5,513  69,065 SH       Sole            69,065
FASTENAL CO.                   COM            311900104      830  23,824 SH       Sole            23,824
FISERV INC.                    COM            337738108    1,506  41,415 SH       Sole            41,415
FLUOR CORP NEW                 COM            343412102    2,428  54,103 SH       Sole            42,883        11,220
FOMENTO ECO MEX S A B          SPON ADR UNITS 344419106    1,513  50,210 SH       Sole            36,470        13,740
FRESENIUS MEDCRE AG&CO         SPONSORED ADR  358029106    1,940  41,119 SH       Sole            31,749         9,370
GENERAL ELEC CO.               COM            369604103    1,018  62,824 SH       Sole            59,745         3,079
GENERAL MLS INC.               COM            370334104      268   4,405 SH       Sole             4,085           320
GILEAD SCIENCES INC.           COM            375558103    4,176  81,652 SH       Sole            64,922        16,730
GOOGLE INC.                    CL A           38259P508    1,825   5,932 SH       Sole             4,371         1,561
HEWLETT PACKARD CO.            COM            428236103    2,321  63,946 SH       Sole            56,321         7,625
INTERNATIONAL BUSINESS MACHS C COM            459200101      624   7,417 SH       Sole             7,312           105
ISHARES TR                     DJ REGIONAL BK 464288778      269  11,260 SH       Sole            10,385           875
ISHARES TR                     DJ US FINL SVC 464287770      683  14,553 SH       Sole            14,553
ISHARES TR                     NASDQ BIO INDX 464287556      252   3,550 SH       Sole             3,550
ISHARES TR                     RUSSELL1000GRW 464287614      257   6,940 SH       Sole             6,940
ISHARES TR                     S&P SMLCAP 600 464287804      401   9,120 SH       Sole             8,560           560
JOHNSON & JOHNSON              COM            478160104      825  13,794 SH       Sole            13,794
JOHNSON CTLS INC.              COM            478366107      275  15,150 SH       Sole            15,150
JPMORGAN CHASE & COMPANY       COM            46625H100    2,909  92,248 SH       Sole            74,918        17,330
KIMBERLY CLARK CORP.           COM            494368103    1,356  25,709 SH       Sole            25,709
KOHLS CORP.                    COM            500255104      472  13,030 SH       Sole            12,980            50
MANPOWER INC.                  COM            56418H100      353  10,398 SH       Sole            10,398
MARSHALL & ILSLEY CORP NEW     COM            571837103      438  32,136 SH       Sole            32,136
MCDONALDS CORP.                COM            580135101    3,641  58,547 SH       Sole            47,597        10,950
MEDCO HEALTH SOLUTIONS         COM            58405U102    1,022  24,379 SH       Sole            24,379
METAVANTE TECHNLG INC.         COM            591407101      225  13,936 SH       Sole            13,936
MICROSOFT CORP.                COM            594918104      536  27,549 SH       Sole            25,149         2,400
MONSANTO CO NEW                COM            61166W101    2,418  34,366 SH       Sole            26,796         7,570
NATIONAL OILWELL VARCO         COM            637071101      531  21,717 SH       Sole            20,587         1,130
NATIONAL PRESTO INDS.          COM            637215104      419   5,437 SH       Sole             5,437
NEWMONT MINING CORP.           COM            651639106      213   5,234 SH       Sole             5,234
NIKE INC.                      CL B           654106103    2,080  40,790 SH       Sole            29,390        11,400
NOVO-NORDISK A S               ADR            670100205    4,304  83,761 SH       Sole            69,671        14,090
PEPSICO INC.                   COM            713448108    2,056  37,546 SH       Sole            37,416           130
PETROLEO BRASILEIRO SA         SPONSORED ADR  71654V408    1,367  55,814 SH       Sole            49,209         6,605
PHILIP MORRIS INTL INC.        COM            718172109      638  14,660 SH       Sole            14,660
PPG INDS INC.                  COM            693506107      215   5,064 SH       Sole             5,064
PRICE T ROWE GROUP INC.        COM            74144T108    1,812  51,115 SH       Sole            36,750        14,365
PROCTER & GAMBLE CO.           COM            742718109    1,909  30,878 SH       Sole            30,386           492
ROYAL DUTCH SHELL PLC          SPONS ADR A    780259206    1,386  26,182 SH       Sole            26,182
RPM INTL INC.                  COM            749685103      133  10,000 SH       Sole            10,000
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204    1,107  30,557 SH       Sole            26,277         4,280
SARA LEE CORP.                 COM            803111103      325  33,197 SH       Sole            33,197
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605      224  17,910 SH       Sole            17,270           640
SNAP ON INC.                   COM            833034101      591  15,008 SH       Sole            15,008
SPDR TR                        UNIT SER 1     78462F103      251   2,785 SH       Sole             2,785
STATE STREET CORP.             COM            857477103      595  15,140 SH       Sole             8,300         6,840
SYNGENTA AG                    SPONSORED ADR  87160A100    1,883  48,105 SH       Sole            35,825        12,280
TEVA PHARMACEUTCL INDS.        ADR            881624209      232   5,450 SH       Sole             5,450
TEXAS INSTRUMENTS INC.         COM            882508104      962  61,991 SH       Sole            41,986        20,005
THERMO FISHER SCIENTIF         COM            883556102      290   8,525 SH       Sole             8,325           200
UNION PAC CORP.                COM            907818108    1,367  28,589 SH       Sole            21,549         7,040
US BANCORP DEL                 COM NEW        902973304    1,711  68,399 SH       Sole            68,399
VEOLIA ENVIRONNEMENT           SPONSORED ADR  92334N103      254   8,000 SH       Sole             8,000
WALGREEN CO.                   COM            931422109      785  31,800 SH       Sole            31,800
WEATHERFORD INTL LTD.          COM            G95089101      485  44,799 SH       Sole            44,799
WELLS FARGO CO.                COM            949746101    1,598  54,211 SH       Sole            41,921        12,290
WEYCO GROUP INC.               COM            962149100      238   7,200 SH       Sole             7,200
REPORT SUMMARY                 98                        113,888